Note 5 - Accounts Payable and Accrued Expenses - Related Parties	12 Months Ended
Dec. 31, 2013
Notes
Note 5 - Accounts Payable and Accrued Expenses - Related Parties

NOTE 4 – ACCOUNTS PAYABLE AND ACCURED EXPENSES – RELATED PARTIES

Accounts payable and accrued expenses consist of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
The Health Network, Inc.	$ 365,462	$ 365,462
Ronald Howell	43,770	43,770
Eric Clemons	96,727	96,727
Total	$ 505,959	$ 505,959

Please see Note 6 for further explanation of these liabilities.